Shareholder Report, Average Annual Return (Details)	1 Months Ended	3 Months Ended	12 Months Ended		34 Months Ended	38 Months Ended	40 Months Ended	49 Months Ended	60 Months Ended	74 Months Ended	96 Months Ended	104 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000165025
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small/Mid Cap Growth Alpha ETF
C000165024
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Growth Alpha ETF
C000173876
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Short Duration Income ETF
C000204446
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Mortgage-Backed Securities ETF
C000222294
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson AAA CLO ETF
C000227173
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson U.S. Real Estate ETF
C000230327
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Corporate Bond ETF
C000230326
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson U.S. Sustainable Equity ETF
C000232781
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson B-BBB CLO ETF
C000246278
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Securitized Income ETF
Without Sales Load [Member] | C000165025
Average Annual Return [Line Items]
Average Annual Return, Percent				31.54%					10.69%			13.49%
Without Sales Load [Member] | C000165024
Average Annual Return [Line Items]
Average Annual Return, Percent				34.38%					8.84%			12.12%
Without Sales Load [Member] | C000173876
Average Annual Return [Line Items]
Average Annual Return, Percent				7.26%					2.85%		2.75%
Without Sales Load [Member] | C000204446
Average Annual Return [Line Items]
Average Annual Return, Percent				12.23%					0.24%	1.47%
Without Sales Load [Member] | C000222294
Average Annual Return [Line Items]
Average Annual Return, Percent				8.09%				4.25%
Without Sales Load [Member] | C000227173
Average Annual Return [Line Items]
Average Annual Return, Percent				31.69%			2.36%
Without Sales Load [Member] | C000230327
Average Annual Return [Line Items]
Average Annual Return, Percent				15.45%		(2.00%)
Without Sales Load [Member] | C000230326
Average Annual Return [Line Items]
Average Annual Return, Percent				32.97%		2.99%
Without Sales Load [Member] | C000232781
Average Annual Return [Line Items]
Average Annual Return, Percent				13.99%	6.45%
Without Sales Load [Member] | C000246278
Average Annual Return [Line Items]
Average Annual Return, Percent			9.65%
Without Sales Load [Member] | C000251866
Average Annual Return [Line Items]
Average Annual Return, Percent		2.36%
Without Sales Load [Member] | C000253667
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
Janus Henderson Small/Mid Cap Growth Alpha Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small/Mid Cap Growth Alpha Index
Average Annual Return, Percent				31.96%					11.02%			13.89%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				37.86%					14.60%			14.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%					(0.23%)		1.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%					(0.23%)	1.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%				(1.87%)
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				37.86%			9.25%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent				13.63%		(2.15%)
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				38.02%		9.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%	(1.86%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.66%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.03%)
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.47%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				37.86%					14.60%			14.96%
Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2500™ Growth Index
Average Annual Return, Percent				34.21%					9.13%			12.20%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent				36.49%					7.92%			10.99%
Janus Henderson Small Cap Growth Alpha Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Janus Henderson Small Cap Growth Alpha Index
Average Annual Return, Percent				34.75%					9.14%			12.45%
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent				5.59%					2.44%		2.12%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent				11.44%					(0.60%)	0.76%
J.P. Morgan CLOIE AAA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				J.P. Morgan CLOIE AAA Index
Average Annual Return, Percent				7.80%				4.43%
FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE Nareit Equity REITs Index
Average Annual Return, Percent				36.80%			3.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%		(2.33%)
JP Morgan CLO BBB Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				JP Morgan CLO BBB Index
Average Annual Return, Percent				15.43%	8.42%
ICE BofA U.S. ABS & CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. ABS & CMBS Index
Average Annual Return, Percent			8.48%
JPM EMBI Global Core Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%